SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	25-1615902
Plan number	004
Total Investments, at Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 1,835,171,134
Investment, Identifier [Axis]: Allspring Core Bond E1
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	35,351,598
Investment, Identifier [Axis]: Allspring Special Mid Cap Value Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	9,448,085
Investment, Identifier [Axis]: American Funds EuroPacific Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,858,293
Investment, Identifier [Axis]: BlackRock High Yield Portfolio Fund K
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	15,349,340
Investment, Identifier [Axis]: Brokeragelink
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	48,560,404
Investment, Identifier [Axis]: Emerging Markets Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,642,107
Investment, Identifier [Axis]: Equity Income Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	43,977,864
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	189,911,465
Investment, Identifier [Axis]: Fidelity Blue Chip Growth Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	305,493,892
Investment, Identifier [Axis]: Fidelity Freedom Retire Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,613,684
Investment, Identifier [Axis]: Fidelity Freedom 2010 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,792,511
Investment, Identifier [Axis]: Fidelity Freedom 2015 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,203,840
Investment, Identifier [Axis]: Fidelity Freedom 2020 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	23,312,682
Investment, Identifier [Axis]: Fidelity Freedom 2025 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	71,552,033
Investment, Identifier [Axis]: Fidelity Freedom 2030 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	134,269,082
Investment, Identifier [Axis]: Fidelity Freedom 2035 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	148,261,954
Investment, Identifier [Axis]: Fidelity Freedom 2040 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	121,160,135
Investment, Identifier [Axis]: Fidelity Freedom 2045 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,242,407
Investment, Identifier [Axis]: Fidelity Freedom 2050 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	84,336,447
Investment, Identifier [Axis]: Fidelity Freedom 2055 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	63,536,388
Investment, Identifier [Axis]: Fidelity Freedom 2060 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	30,215,428
Investment, Identifier [Axis]: Fidelity Freedom 2065 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	12,801,345
Investment, Identifier [Axis]: Fidelity Freedom 2070 Fund K6
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,309,114
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	65,550,901
Investment, Identifier [Axis]: Fidelity Money Market Trust Retirement Government Money Market II
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,243,856
Investment, Identifier [Axis]: Fidelity Overseas Fund K
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,607,960
Investment, Identifier [Axis]: Fidelity Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	19,715,192
Investment, Identifier [Axis]: Fidelity Low-Priced Stock K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	13,534,835
Investment, Identifier [Axis]: Fidelity® Small Cap Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	22,130,786
Investment, Identifier [Axis]: Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	47,733,955
Investment, Identifier [Axis]: Participant Loan Fund* (interest rates range from 3.25% to 10.5%)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	37,595,443
Investment, Identifier [Axis]: Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	27,736,745
Investment, Identifier [Axis]: Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	31,509,327
Investment, Identifier [Axis]: Wabtec Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 65,612,036